Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Title premiums	$ 1,036	$ 1,048
Other revenues	618	571	$ 2,637	$ 2,416	$ 2,246
Revenues from external customers	1,654	1,619
Interest and investment income, including realized gains and losses	39	24
Total revenues	1,693	1,643	7,663	7,257	6,664
Depreciation and amortization	47	43	183	160	150
Interest expense	11	16	48	64	73
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	127	128	864	955	770
Income tax expense (benefit)	31	69	235	347	274
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	96	59	629	608	496
Equity in earnings (losses) earnings of unconsolidated affiliates	2	1	10	14	5
Net earnings from continuing operations	98	60	639	622	501
Assets	9,018	14,178	9,151	14,521
Goodwill	2,747	2,562	$ 2,746	$ 2,555	$ 2,348
Corporate and Other
Segment Reporting Information [Line Items]
Title premiums	0	0
Other revenues	102	75
Revenues from external customers	102	75
Interest and investment income, including realized gains and losses	1	(2)
Total revenues	103	73
Depreciation and amortization	7	5
Interest expense	11	16
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	(36)	(23)
Income tax expense (benefit)	(9)	(9)
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	(27)	(14)
Equity in earnings (losses) earnings of unconsolidated affiliates	1	(1)
Net earnings from continuing operations	(26)	(15)
Assets	742	5,914
Goodwill	313	215
Operating Segments | Title
Segment Reporting Information [Line Items]
Title premiums	1,036	1,048
Other revenues	516	496
Revenues from external customers	1,552	1,544
Interest and investment income, including realized gains and losses	38	26
Total revenues	1,590	1,570
Depreciation and amortization	40	38
Interest expense	0	0
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	163	151
Income tax expense (benefit)	40	78
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	123	73
Equity in earnings (losses) earnings of unconsolidated affiliates	1	2
Net earnings from continuing operations	124	75
Assets	8,276	8,264
Goodwill	$ 2,434	$ 2,347